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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE   68130

  (Address of principal executive offices)           (Zip code)

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:   April 30th and November 30th

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: AdvisorOne Funds										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period:		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	1. Elect Warren E. Buffett	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	2. Elect Charles T. Munger	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	3. Elect Howard G. Buffett	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	4. Elect Stephen B. Burke	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	5. Elect Susan L. Decker	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	6. Elect William H. Gates III	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	7. Elect David S. Gottesman	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	8. Elect Charlotte Guyman	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	9. Elect Donald R. Keough	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	10. Elect Thomas S. Murphy	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	11. Elect Ronald L. Olson	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	12. Elect Walter Scott, Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	13. Elect Meryl B. Witmer	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	14. Advisory Vote on Executive Compensation	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	15. Frequency of Advisory Vote on Executive Compensation	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	16. Shareholder Proposal Regarding Reporting and Reducing Greenhouse Gas Emissions	SHAREHOLD	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Berkshire Hathaway Inc.	BRKA	84670702	5/3/2014	17. Shareholder Proposal Regarding Dividends	SHAREHOLD	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
2	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEB	18383M571	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Flexible Income
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q853	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M506	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M605	4/3/2014	1. Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M605	4/3/2014	2. Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M605	4/3/2014	3. Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M605	4/3/2014	4. Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEB	18383M605	4/3/2014	5. Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q796	4/3/2014	1.Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q796	4/3/2014	2.Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q796	4/3/2014	3.Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q796	4/3/2014	4.Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q796	4/3/2014	5.Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q879	4/3/2014	1.Elect Donald C. Cacciapaglia	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q879	4/3/2014	2.Elect Donald A. Chubb Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q879	4/3/2014	3.Elect Maynard F. Oliverius	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q879	4/3/2014	4.Elect Jerry B. Farley	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Guggenheim Funds Investment Advisors LLC	EEN	18383Q879	4/3/2014	5.Amendment of Agreement and Declaration of Trust Regarding Board Size	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
3	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Clermont
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Descartes
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Wisdomtree Investments, Inc.	DTD	97717W760	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Liahona
	Wisdomtree Investments, Inc.	DTD	97717W281	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Wisdomtree Investments, Inc.	DTD	97717W281	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Wisdomtree Investments, Inc.	DTD	97717W281	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Allocation
	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W125	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W869	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W869	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W869	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - Select Appreciation
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	1. Elect David G. Chrencik	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC -Amerigo
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	2. Elect Joel Goldberg	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC -Amerigo
	Wisdomtree Investments, Inc.	DTD	97717W315	3/11/2014	3. Elect Melinda A. Raso Kirstein	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC -Amerigo

Registrant: AdvisorOne Funds Enhanced Income Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period:		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2
3	There were no proxy votes to report during the Reporting Period.

Registrant: AdvisorOne Funds - Horizon Active Asset Allocation Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period July 1, 2012 - June 30, 2013		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: AdvisorOne Funds - Horizon Active Income Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period July 1, 2012 - June 30, 2013		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: AdvisorOne Funds Milestone Treasury Obligations Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period:		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: AdvisorOne Funds Shelter Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period:		July 1, 2013- June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2
3	There were no proxy votes to report during the Reporting Period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ADVISORONE FUNDS

By (Signature and Title)*    /s/ Ryan Beach

Ryan Beach, President

Date:  July 17, 2014

* Print the name and title of each signing officer under his or her signature.